SYMMETRY PANORAMIC TRUST

Symmetry Panoramic US Equity Fund

Symmetry Panoramic International Equity Fund

Symmetry Panoramic Global Equity Fund

(the “Funds”)

Supplement dated February 10, 2026

to the Funds’ Summary Prospectuses and Prospectus, each dated

December 31, 2025

This Supplement provides new and additional information beyond that contained in the Summary Prospectuses and Prospectus and should be read in conjunction with the Summary Prospectuses and Prospectus.

I. Andrea Frazzini, Ph.D. no longer serves as a portfolio manager for the Funds. Accordingly, effective immediately, all references to Dr. Andrea Frazzini are hereby deleted from the Summary Prospectuses and Prospectus.

II. Laura Serban, Ph.D. now serves as a portfolio manager for the Funds. Michele L. Aghassi, Ph.D., M.S., John J. Huss, and Nathan Sosner, Ph.D. will continue to serve as portfolio managers for the Funds. Accordingly, effective immediately, the Summary Prospectuses and Prospectus are hereby amended and supplemented as follows:

1. The “Portfolio Managers – AQR Capital Management, LLC” section of each Summary Prospectus and the corresponding section of the Prospectus are deleted and replaced with the following:

The portion of the Fund’s portfolio managed by AQR is managed by a team that includes Michele L. Aghassi, Ph.D., John J. Huss, Nathan Sosner, Ph.D., and Laura Serban, Ph.D, each a Principal of the Sub-Adviser. Dr. Aghassi has managed the Fund since January 2020. Mr. Huss and Dr. Sosner have managed the Fund since January 2021. Dr. Serban has managed the Fund since February 2026.

2. The following is added to the “Portfolio Managers – AQR Capital Management, LLC” section of the Prospectus:

Laura Serban, Ph.D., is a Principal of AQR

Laura Serban, Ph.D., is a Principal and portfolio manager at AQR Capital Management, where she is the Co-Head of Global Stock Selection. In this role, Laura leads alpha research, portfolio implementation research as well as portfolio management across all of AQR’s equity strategies. Her research on quantitative long-only portfolio construction and supply chain climate exposure measurement has been published in the Journal of Investing and Financial Analysts Journal. Prior to joining AQR, she was a financial economist at the SEC, a researcher at the National Bureau of Economic Research and held multiple teaching fellow positions in the finance and computer science departments at Harvard University. Laura earned a B.A. in applied mathematics and economics, an S.M. in computer science and a Ph.D. in business economics and finance, all from Harvard University.

Please retain this supplement for future reference.

SYMMETRY PANORAMIC TRUST

Symmetry Panoramic US Equity Fund

Symmetry Panoramic International Equity Fund

Symmetry Panoramic Global Equity Fund

(the “Funds”)

Supplement dated February 10, 2026 to the Funds’ Statement of Additional Information (“SAI”),

dated December 31, 2025

This supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

I. Andrea Frazzini, Ph.D. no longer serves as a portfolio manager for the Funds. Accordingly, effective immediately, all references to Dr. Andrea Frazzini are hereby deleted from the SAI.

II. Laura Serban, Ph.D. now serves as a portfolio manager for the Funds. Michele L. Aghassi, Ph.D., John J. Huss, and Nathan Sosner, Ph.D. will continue to serve as portfolio managers for the Funds. Accordingly, effective immediately, the SAI is hereby amended and supplemented as follows:

1. The “Portfolio Managers – AQR Capital Management, LLC – Ownership of Securities” section of the SAI is deleted and replaced with the following:

As of February 9, 2026, the portfolio managers of the Sub-Adviser did not beneficially own shares of any of the Funds.

2. The following is added as a new “Other Accounts” table in the “Portfolio Managers – AQR Capital Management, LLC” section of the SAI:

Laura Serban, Ph.D.*

Account Type	Number of Accounts by Account Type	Total Assets by Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Registered Investment Companies	15	$15,008,180,639	1	$148,501,271
Other Pooled Investment Vehicles	76	$28,412,155,931	17	$13,033,753,198
Other Accounts	125	$66,860,403,880	17	$10,755,167,472

*	Valuation date is August 31, 2025

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE